Statements Of Beneficiaries' Equity (USD $)	Certificate Holders' Equity [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total
Balance at Dec. 31, 2008	$ 13,662,183	$ (2,587,553)	$ 11,074,630
Comprehensive income:
Net income	11,448,504		11,448,504
Other comprehensive (loss) income:
Net gain (loss) arising during period		265,095	265,095
Amortization of prior service cost		17,469	17,469
Amortization of net loss		266,324	266,324
Total other comprehensive income (loss)			548,888
Total comprehensive income			11,997,392
Distributions declared	(12,000,000)		(12,000,000)
Balance at Dec. 31, 2009	13,110,687	(2,038,665)	11,072,022
Comprehensive income:
Net income	17,468,842		17,468,842
Other comprehensive (loss) income:
Net gain (loss) arising during period		(285,325)	(285,325)
Amortization of prior service cost		17,469	17,469
Amortization of net loss		217,714	217,714
Total other comprehensive income (loss)			(50,142)
Total comprehensive income			17,418,700
Distributions declared	(18,375,000)		(18,375,000)
Balance at Dec. 31, 2010	12,204,529	(2,088,807)	10,115,722
Comprehensive income:
Net income	23,047,811		23,047,811
Other comprehensive (loss) income:
Net gain (loss) arising during period		(678,007)	(678,007)
Amortization of prior service cost		17,469	17,469
Amortization of net loss		306,348	306,348
Total other comprehensive income (loss)			(354,190)
Total comprehensive income			22,693,621
Distributions declared	(22,500,000)		(22,500,000)
Balance at Dec. 31, 2011	$ 12,752,340	$ (2,442,997)	$ 10,309,343